ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Chulbatkan license
Disclosure of detailed information about business combination [line items]
Schedule of preliminary purchase price allocation

Purchase price allocation
Mineral interests - pre-development properties	$278.9
Land, plant and equipment	8.0
Total property, plant and equipment	286.9
Net working capital	3.6
Total net assets acquired	$290.5

Peak Gold, LLC
Disclosure of detailed information about business combination [line items]
Schedule of preliminary purchase price allocation

Purchase price allocation
Mineral interests - pre-development properties	$136.5
Land, plant and equipment	0.2
Total property, plant and equipment	136.7
Other assets - net	1.2
Non-controlling interest(a)	(41.0)
Total net assets acquired	$96.9

(a)	Non-controlling interest has been recorded related to the 30% interest of Peak Gold, LLC that the Company did not acquire.